Share-Based Awards - Schedule of Changes in the Share Options Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Share Options Granted [Abstract]
Number of share options outstanding, beginning balance	16,854,060	17,022,180	18,004,940
Weighted average exercise price, outstanding, beginning balance	$ 0.53	$ 0.53	$ 0.53
Aggregate intrinsic value, beginning balance	$ 41,802,664	$ 42,328,713	$ 45,040,329
Number of share options, Forfeited	(197,500)	(168,120)	(885,560)
Weighted average exercise price, Forfeited	$ 0.5	$ 0.5	$ 0.56
Aggregate intrinsic value, Forfeited	$ (296,173)	$ (526,049)	$ (2,409,012)
Number of share options, Exercised			(97,200)
Weighted average exercise price, Exercised			$ 0.5
Aggregate intrinsic value, Exercised			$ (302,604)
Number of share options, outstanding, ending balance	16,656,560	16,854,060	17,022,180
Weighted average exercise price, outstanding, ending balance	$ 0.53	$ 0.53	$ 0.53
Aggregate intrinsic value, outstanding, ending balance	$ 41,506,491	$ 41,802,664	$ 42,328,713
Number of share options, Exercisable	16,516,560	16,373,570	14,301,480
Weighted average exercise price, Exercisable	$ 0.53	$ 0.53	$ 0.54
Aggregate intrinsic value, Exercisable	$ 41,475,803	$ 41,679,308	$ 38,503,322